Costs and expenses by nature: Additional information (Details) $ in Thousands, $ in Thousands								1 Months Ended	6 Months Ended	12 Months Ended							36 Months Ended
	Nov. 05, 2021 USD ($)	Nov. 05, 2021 MXN ($)	Feb. 18, 2021 USD ($)	Feb. 18, 2021 MXN ($)	May 12, 2020 USD ($)	May 12, 2020 MXN ($)	May 31, 2019	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2022
Disclosure of geographical areas [line items]
Right of use of assets under concession											$ 1,424,066		$ 948,062		$ 535,379
Amount received Under CARES Act										$ 0
Amount received under CRRSA Act											196,376
Amount received Under ARPA Act										$ 17,515	350,901
Short term benefits											1,235,765		1,167,302		1,039,883
Maintenance and preservation											596,043		611,274		$ 447,884
Amortization Of Insurance And Bonding
Disclosure of geographical areas [line items]
Amount received Under ARPA Act											126,285
Salaries
Disclosure of geographical areas [line items]
Amount received under CRRSA Act											73,503
Amount received Under ARPA Act											109,241
Taxes and duties
Disclosure of geographical areas [line items]
Amount received under CRRSA Act											59,297
Amount received Under ARPA Act											74,934
Cleaning Services
Disclosure of geographical areas [line items]
Amount received Under ARPA Act											22,937
Maintenance and upkeep
Disclosure of geographical areas [line items]
Amount received under CRRSA Act											31,362
Other Pertinent Expenses
Disclosure of geographical areas [line items]
Amount received under CRRSA Act											32,213		20,122
Amount received Under ARPA Act											17,504
Mexico
Disclosure of geographical areas [line items]
Right of use of assets under concession											$ 733,168		$ 476,536			$ 254,337
Percentage of revenue										5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Colombia (Airplan)
Disclosure of geographical areas [line items]
Right of use of assets under concession											$ 504,953		$ 308,638		$ 149,602
Percentage of revenue										19.00%	19.00%	19.00%	19.00%	19.00%	19.00%
Puerto Rico (Aerostar)
Disclosure of geographical areas [line items]
Right of use of assets under concession											$ 185,945		$ 162,888		$ 131,440
Percentage of revenue							5.00%	5.00%	5.00%								5.00%
Amount of grant offer under CARES Act.					$ 33,417	$ 717,590						$ 16,292	33,477	$ 33,417	717,590
Amount of grant offer under CRRSA Act.			$ 10,577	$ 210,574
Amount of grant offer under ARP Act.	$ 35,716	$ 731,106								$ 35,716	731,106
Amount of subsidy received for reimbursements of invoices					$ 17,125	$ 367,752						16,292	333,477	$ 17,125	367,752
Number of years fund usage, CARES Act.					4 years	4 years
Number of years for fund usage of grant offer under CRRSA Act.			4 years	4 years
Number of years for fund usage of gran offer under ARP Act.	4 years	4 years
Pertinent expense, net under CARES Act.										$ 9,594	339,681	33,417
Pertinent expense, net under CRRSA Act.											196,376	$ 983	20,122
Puerto Rico (Aerostar) | Short term benefits
Disclosure of geographical areas [line items]
Pertinent expense, net under CARES Act.													165,489		165,894
Puerto Rico (Aerostar) | Amortization Of Insurance And Bonding
Disclosure of geographical areas [line items]
Pertinent expense, net under CARES Act.													31,909		142,274
Puerto Rico (Aerostar) | Others includes sewage services and waste disposal
Disclosure of geographical areas [line items]
Pertinent expense, net under CARES Act.													95,118		23,650
Pertinent expense, net under CRRSA Act.											$ 20,122
Puerto Rico (Aerostar) | Maintenance and preservation
Disclosure of geographical areas [line items]
Pertinent expense, net under CARES Act.													$ 40,961		$ 7,863